Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ANGEL OAK INCOME ETF (CARY)
ANGEL OAK ULTRASHORT INCOME ETF (UYLD)
Each, a series of Angel Oak Funds Trust
Supplement to the Prospectus and Summary Prospectus,
each dated May 31, 2023
July 17, 2023
The principal investment strategies of each of the Angel Oak Income ETF and Angel Oak UltraShort Income ETF (each, a “Fund”) have been revised to include minimum or maximum percentages of certain investments in which each Fund will invest, to be effective on or about July 17, 2023.
Supplement Closing [Text Block]	ck0001612930_SupplementClosing	Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.
Angel Oak Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK INCOME ETF
Strategy [Heading]	rr_StrategyHeading	Angel Oak Income ETFThe following is hereby inserted as the second paragraph of the “Principal Investment Strategies” section in the Summary Prospectus and Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest up to: (i) 80% of its net assets in non-agency RMBS, (ii) 50% of its net assets in ABS, and (iii) 50% of its net assets in corporate debt. The Fund will invest at least 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency CMBS, collectively.
Angel Oak Income ETF | Angel Oak Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CARY
Angel Oak UltraShort Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK ULTRASHORT INCOME ETF
Strategy [Heading]	rr_StrategyHeading	Angel Oak UltraShort Income ETFThe following is hereby inserted as the second paragraph of the “Principal Investment Strategies” section in the Summary Prospectus and Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest up to: (i) 50% of its net assets in non-agency RMBS, and (ii) 50% of its net assets in corporate debt. The Fund will invest at least: (i) 15% of its net assets in ABS, and (ii) 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency CMBS, collectively.
Angel Oak UltraShort Income ETF | Angel Oak UltraShort Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UYLD